TRADE AND OTHER PAYABLES - Warranty provisions (Details) - Warranty provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warranty provision
Balance at beginning of year	$ 24	$ 332
Reversal for the year	$ (24)	(308)
Balance at end of year		$ 24